Expense Example {- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-05 - Fidelity Managed Retirement 2020 Fund - Class K6	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	$ 336